Supplement to the
Fidelity® Municipal Income 2023 Fund
Class A and Class I
August 29, 2016
Summary Prospectus

Effective November 16, 2016, Fidelity® Municipal Income 2023 Fund changed its classification from a non-diversified fund to a diversified fund.

Effective December 12, 2016, the redemption fee has been removed.

AM23-SUM-16-02 1.9880487.101	December 20, 2016

Supplement to the
Fidelity® Municipal Income 2023 Fund
August 29, 2016
Summary Prospectus

Effective November 16, 2016, Fidelity Municipal Income 2023 Fund changed its classification from a non-diversified fund to a diversified fund.

Effective December 12, 2016, the redemption fee has been removed.

M23-SUM-16-02 1.9880486.101	December 20, 2016